Consolidated Statements of Changes in Shareholders' Equity - 6 months ended Jun. 30, 2018 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional paid-in capital	Receivable on account of shares	Accumulated other comprehensive loss	Accumulated deficit
Balance at Dec. 31, 2017	$ 76,396	$ 628	$ 131,491		$ (2,520)	$ (53,203)
Balance, shares at Dec. 31, 2017		13,409,975
Exercise of options into Ordinary Shares	1,913	$ 10	1,932	(29)
Exercise of options into Ordinary Shares, shares		194,392
RSUs vested		$ 2	(2)
RSUs vested, shares		36,958
Share-based compensation and RSUs	1,342		1,342
Cumulative effect of changes in accounting principles (ASC 606)	337					337
Net income	1,079					1,079
Other comprehensive loss	(84)				(84)
Balance at Jun. 30, 2018	$ 80,983	$ 640	$ 134,763	$ (29)	$ (2,604)	$ (51,787)
Balance, shares at Jun. 30, 2018		13,641,325